UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Mid Cap Value Fund	January 31, 2014 (Unaudited)

	Number of
	shares	Value (U.S. $)
Common Stock – 96.98%
Basic Industry - 9.62%
Albemarle	1,100	$70,598
Celanese Class A	1,700	86,088
Cytec Industries	800	71,976
FMC	700	49,441
Grace (W.R.) †	900	84,888
Owens-Illinois †	2,500	80,100
		443,091
Business Services - 1.80%
Brink’s	900	28,476
Manpower	700	54,530
		83,006
Capital Spending - 8.52%
Chicago Bridge & Iron	300	22,497
Cummins	300	38,094
Eaton	200	14,618
ITT	1,800	73,710
KBR	2,300	71,990
Regal-Beloit	900	66,681
United Rentals †	1,300	105,222
		392,812
Consumer Cyclical - 4.85%
BorgWarner	900	48,330
Horton (D.R.)	2,200	51,656
Johnson Controls	800	36,896
Newell Rubbermaid	1,600	49,440
TRW Automotive Holdings †	500	37,075
		223,397
Consumer Services - 8.43%
Hasbro	900	44,208
Macy’s	1,300	69,160
Meredith	800	36,624
Nordstrom	800	45,960
PETsMART	500	31,500
Staples	1,800	23,688
Starwood Hotels & Resorts Worldwide	500	37,355
Tiffany	500	41,595
VF	1,000	58,450
		388,540
Consumer Staples - 4.42%
Beam	600	49,980

NQ-577 [1/14] 3/14 (12250)     1

Schedule of investments
Delaware Mid Cap Value Fund

	Number of
	shares	Value (U.S. $)
Common Stock (continued)
Consumer Staples (continued)
Dr Pepper Snapple Group	1,100	$52,668
Reynolds American	1,000	48,500
Tyson Foods Class A	1,400	52,360
		203,508
Energy - 9.67%
Ensco Class A	1,600	80,592
Helmerich & Payne	600	52,824
Newfield Exploration †	2,200	54,494
Rowan †	1,200	37,644
Superior Energy Services	2,500	59,100
Tesoro	1,200	61,824
Whiting Petroleum †	1,700	99,246
		445,724
Financial Services - 20.20%
American Financial Group	2,000	109,840
Associated Banc-Corp	1,300	21,411
Bank of Hawaii	800	45,424
Berkley (W.R.)	1,500	58,140
Comerica	2,100	96,180
East West Bancorp	3,400	113,764
First Horizon National	3,795	44,629
Hancock Holding	900	31,140
HCC Insurance Holdings	1,600	68,656
Raymond James Financial	1,600	81,456
Reinsurance Group of America	1,100	82,137
Torchmark	1,300	97,695
Validus Holdings	1,279	45,942
Zions Bancorporation	1,200	34,500
		930,914
Healthcare - 7.73%
Actavis †	200	37,796
Becton, Dickinson	600	64,872
Cigna	500	43,155
McKesson	400	69,764
Omnicare	600	37,476
Service Corp. International	3,500	61,950
Universal Health Services Class B	500	41,010
		356,023
Real Estate - 4.24%
Boston Properties	300	32,427

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	Number of
	shares	Value (U.S. $)
Common Stock (continued)
Real Estate (continued)
Brandywine Realty Trust	2,900	$41,325
CBL & Associates Properties	1,700	28,883
Highwoods Properties	1,600	59,424
Kimco Realty	1,600	33,456
		195,515
Technology - 11.72%
Adobe Systems †	1,000	59,190
Agilent Technologies	1,100	63,965
Avnet	1,900	78,033
Compuware	5,600	56,784
Fiserv †	1,400	78,470
Symantec	1,700	36,397
Synopsys †	1,900	75,734
Teradyne †	1,800	33,858
Thermo Fisher Scientific	500	57,570
		540,001
Transportation - 1.98%
Canadian National Railway	800	42,800
CSX	1,800	48,438
		91,238
Utilities - 3.80%
Edison International	900	43,344
PPL	1,300	39,741
Public Service Enterprise Group	1,100	36,674
Wisconsin Energy	1,300	55,471
		175,230
Total Common Stock (cost $3,008,079)		4,468,999

	Principal
	amount°
Short-Term Investments – 3.89%
Repurchase Agreements - 2.95%
Bank of America Merrill Lynch
0.01%,dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $34,267 (collateralized by U.S.
government obligations 0.00%-1.25% 5/8/14-11/30/18;
market value $34,953)	34,268	34,268

NQ-577 [1/14] 3/14 (12250)     3

Schedule of investments
Delaware Mid Cap Value Fund

	Principal
	amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.02%,dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $5,711 (collateralized by U.S.
government obligations 0.25%-2.75% 4/30/14-
11/15/23; market value $5,825)	5,711	$5,711
BNP Paribas
0.02%,dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $96,021 (collateralized by U.S.
government obligations 0.25%-2.375% 3/31/14-
12/31/20; market value $97,942)	96,021	96,021
		136,000
U.S. Treasury Obligation - 0.94%≠
U.S. Treasury Bill 0.065% 4/24/14	43,159	43,156
		43,156
Total Short-Term Investments (cost $179,152)		179,156

Total Value of Securities – 100.87%
(cost $3,187,231)		4,648,155

Liabilities Net of Receivables and Other Assets – (0.87%)		(39,888)
Net Assets – 100.00%		$4,608,267

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

4     NQ-577 [1/14] 3/14 (12250)

Notes
Delaware Mid Cap Value Fund	January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds I – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010 – Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception date of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other-party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements, as of the date of this report, were entered into on Jan. 31, 2014.

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(Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,205,179
Aggregate unrealized appreciation	$1,489,371
Aggregate unrealized depreciation	(46,395)
Net unrealized appreciation	$1,442,976

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(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock	$4,468,999	$—	$4,468,999
Short-Term Investments	—	179,156	179,156

Total	$4,468,999	$179,156	$4,648,155

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

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(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

At Jan. 31, 2014, the Fund had no securities out on loan.

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(Unaudited)

4. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: